Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Aug. 31, 2025	Jul. 31, 2025	Jun. 30, 2025	May 31, 2025	Apr. 30, 2025	Mar. 31, 2025	Feb. 28, 2025	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015
C000027670
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 22,386	$ 22,007	$ 21,552	$ 21,510	$ 20,802	$ 20,026	$ 20,018	$ 20,852	$ 21,257	$ 20,406	$ 21,067	$ 20,267	$ 20,848	$ 20,439	$ 20,102	$ 19,623	$ 19,183	$ 18,650	$ 19,419	$ 19,074	$ 18,312	$ 18,179	$ 17,276	$ 15,780	$ 16,210	$ 16,913	$ 17,291	$ 16,732	$ 16,059	$ 16,059	$ 15,916	$ 15,402	$ 16,014	$ 14,880	$ 15,558	$ 14,400	$ 13,661	$ 14,976	$ 15,908	$ 14,551	$ 15,729	$ 15,866	$ 17,333	$ 17,154	$ 17,977	$ 19,388	$ 18,975	$ 19,185	$ 18,358	$ 19,134	$ 18,746	$ 18,440	$ 18,065	$ 17,989	$ 17,219	$ 16,907	$ 16,767	$ 16,990	$ 16,476	$ 15,451	$ 15,726	$ 16,074	$ 15,534	$ 14,677	$ 14,461	$ 13,760	$ 12,603	$ 13,952	$ 14,767	$ 14,767	$ 14,327	$ 13,942	$ 13,866	$ 13,831	$ 13,884	$ 13,796	$ 13,067	$ 13,516	$ 13,043	$ 12,868	$ 12,471	$ 11,678	$ 12,306	$ 12,083	$ 12,880	$ 12,975	$ 12,875	$ 12,691	$ 12,696	$ 12,507	$ 12,512	$ 12,618	$ 12,975	$ 12,323	$ 12,208	$ 12,061	$ 11,788	$ 11,586	$ 11,575	$ 11,341	$ 11,253	$ 10,997	$ 10,713	$ 10,647	$ 10,407	$ 10,118	$ 10,083	$ 10,089	$ 10,331	$ 10,245	$ 10,196	$ 9,824	$ 9,959	$ 9,830	$ 9,722	$ 9,216	$ 9,286	$ 9,695	$ 9,826	$ 9,847	$ 9,423
C000027671
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 22,379	22,000	21,545	21,503	20,795	20,020	20,011	20,845	21,250	20,399	21,060	20,260	20,841	20,433	20,095	19,617	19,177	18,644	19,413	19,067	18,306	18,173	17,270	15,774	16,208	16,917	17,310	16,759	16,090	16,114	15,972	15,468	16,098	14,964	15,647	14,502	13,755	15,099	16,045	14,687	15,882	16,038	17,525	17,361	18,200	19,644	19,235	19,459	18,629	19,433	19,051	18,754	18,378	18,319	17,548	17,231	17,106	17,343	16,829	15,787	16,080	16,448	15,906	15,032	14,827	14,116	12,937	14,334	15,176	15,188	14,738	14,354	14,287	14,257	14,324	14,238	13,494	13,970	13,488	13,318	12,915	12,098	12,755	12,538	13,371	13,477	13,383	13,195	13,213	13,025	13,037	13,154	13,535	12,860	12,751	12,606	12,328	12,119	12,119	11,882	11,801	11,540	11,245	11,181	10,938	10,637	10,611	10,623	10,888	10,802	10,761	10,369	10,519	10,392	10,277	9,753	9,833	10,271	10,423	10,451	10,000
C000182249
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 22,074	21,690	21,232	21,191	20,489	19,720	19,704	20,521	20,914	20,064	20,722	19,925	20,486	20,084	19,742	19,264	18,831	18,300	19,051	18,702	17,958	17,821	16,930	15,457	15,880	16,558	16,923	16,369	15,705	15,712	15,559	15,056	15,654	14,539	15,193	14,062	13,327	14,618	15,518	14,194	15,332	15,465	16,887	16,715	17,509	18,879	18,464	18,666	17,856	18,611	18,224	17,924	17,555	17,476	16,727	16,414	16,279	16,487	15,987	14,983	15,248	15,583	15,058	14,215	14,007	13,321	12,201	13,505	14,284	14,284	13,850	13,480	13,402	13,362	13,413	13,323	12,612	13,049	12,584	12,410	12,023	11,256	11,860	11,641	12,404	12,494	12,393	12,212	12,217	12,030	12,030	12,132	12,473	11,838	11,724	11,583	11,318	11,120	11,104	10,880	10,797	10,547	10,276	10,208
C000018226
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 24,375	23,950	23,454	23,408	22,622	21,782	21,764	22,668	23,110	22,171	22,894	22,020	22,642	22,197	21,819	21,289	20,819	20,231	21,062	20,684	19,853	19,701	18,724	17,093	17,561	18,320	18,716	18,110	17,375	17,383	17,222	16,665	17,319	16,092	16,817	15,564	14,758	16,179	17,183	15,718	16,985	17,132	18,700	18,509	19,396	20,913	20,460	20,684	19,786	20,623	20,194	19,868	19,453	19,371	18,541	18,195	18,045	18,283	17,727	16,614	16,908	17,279	16,697	15,769	15,539	14,777	13,535	14,982	15,846	15,846	15,368	14,958	14,871	14,834	14,884	14,790	14,001	14,486	13,976	13,783	13,354	12,496	13,165	12,928	13,776	13,876	13,764	13,568	13,574	13,367	13,367	13,479	13,859	13,159	13,034	12,872	12,582	12,356	12,345	12,096	12,003	11,726	11,419	11,344	11,083	10,776	10,734	10,740	10,997	10,900	10,854	10,449	10,592	10,449	10,335	9,794	9,868	10,296	10,442	10,458	10,000
C000018227
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 48,064	46,263	45,896	45,099	42,342	38,534	38,056	41,593	43,713	42,008	41,728	38,444	38,429	36,990	36,375	36,630	34,591	33,197	35,191	34,501	32,177	31,337	29,875	26,730	27,488	29,426	29,903	28,569	26,870	25,340	25,172	23,136	23,627	20,749	22,238	20,729	19,541	21,584	22,665	20,432	22,143	22,701	26,478	25,730	26,954	28,735	28,052	28,493	26,945	28,820	28,120	27,544	26,527	26,346	24,979	24,290	23,725	24,279	23,593	21,790	22,373	23,388	21,250	20,246	19,522	18,313	16,348	17,676	18,604	18,475	17,941	17,141	16,847	16,952	17,299	17,120	15,922	17,173	16,290	15,848	15,238	14,060	15,277	14,592	15,921	15,941	15,366	14,870	14,880	14,414	14,533	15,019	15,634	14,453	14,444	14,037	13,611	13,475	13,223	12,825	12,709	12,147	11,837	11,643	11,236	10,925	10,922	11,094	11,439	11,343	11,228	10,597	10,674	10,387	10,281	9,631	9,765	10,339	10,476	10,362	9,429
C000018229
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 47,982	46,184	45,818	45,022	42,270	38,468	37,991	41,522	43,638	41,936	41,657	38,379	38,364	36,927	36,313	36,568	34,532	33,140	35,131	34,442	32,122	31,284	29,824	26,684	27,456	29,407	29,903	28,580	26,893	25,388	25,239	23,205	23,718	20,840	22,342	20,842	19,656	21,728	22,846	20,610	22,328	22,914	26,745	25,995	27,262	29,075	28,400	28,863	27,318	29,237	28,541	27,975	26,957	26,790	25,425	24,729	24,175	24,755	24,076	22,239	22,851	23,904	21,737	20,720	19,985	18,761	16,765	18,136	19,104	18,981	18,440	17,629	17,342	17,462	17,832	17,653	16,423	17,724	16,829	16,388	15,767	14,549	15,822	15,125	16,508	16,542	15,957	15,451	15,474	14,990	15,125	15,642	16,283	15,069	15,067	14,660	14,220	14,088	13,835	13,427	13,306	12,734	12,415	12,217	11,799	11,468	11,481	11,678	12,048	11,950	11,830	11,176	11,264	10,969	10,871	10,185	10,327	10,948	11,100	10,991	10,000
C000125484
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 52,714	50,716	50,297	49,414	46,378	42,196	41,669	45,542	47,819	45,945	45,642	42,033	42,003	40,419	39,744	40,008	37,763	36,238	38,394	37,631	35,093	34,169	32,562	29,120	29,949	32,051	32,549	31,097	29,244	27,571	27,377	25,151	25,690	22,538	24,156	22,506	21,212	23,432	24,595	22,174	24,014	24,607	28,702	27,872	29,201	31,112	30,370	30,846	29,158	31,175	30,416	29,781	28,670	28,467	26,982	26,234	25,622	26,211	25,470	23,508	24,137	25,221	22,911	21,816	21,036	19,724	17,609	19,030	20,027	19,875	19,294	18,429	18,113	18,218	18,587	18,387	17,089	18,440	17,480	17,005	16,351	15,074	16,379	15,642	17,065	17,075	16,448	15,921	15,921	15,423	15,543	16,060	16,707	15,443	15,429	14,992	14,536	14,390	14,119	13,691	13,555	12,953	12,623	12,410	11,973	11,633	11,630	11,812	12,175	12,070	11,946	11,267	11,353	11,037	10,922	10,234	10,368	10,970	11,122	10,998	10,000
C000018230
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 52,228	50,255	49,839	48,976	45,956	41,810	41,301	45,139	47,404	45,555	45,254	41,678	41,649	40,088	39,416	39,679	37,461	35,943	38,103	37,330	34,820	33,900	32,317	28,906	29,718	31,808	32,317	30,859	29,030	27,380	27,187	24,987	25,510	22,388	23,997	22,356	21,082	23,277	24,446	22,026	23,856	24,458	28,530	27,704	29,026	30,938	30,200	30,662	28,994	31,000	30,245	29,625	28,509	28,318	26,842	26,098	25,489	26,075	25,334	23,392	24,018	25,097	22,798	21,719	20,932	19,637	17,533	18,947	19,939	19,788	19,215	18,354	18,038	18,154	18,522	18,322	17,030	18,364	17,419	16,946	16,294	15,023	16,318	15,594	17,003	17,023	16,398	15,872	15,882	15,376	15,495	16,011	16,665	15,406	15,393	14,957	14,502	14,357	14,085	13,659	13,523	12,932	12,593	12,390	11,954	11,615	11,611	11,792	12,155	12,050	11,926	11,248	11,334	11,028	10,914	10,226	10,360	10,971	11,111	10,997	10,000
C000018239
Account Value [Line Items]
Line Graph and Table Measure Name	Class A with load
Account Value	$ 11,348	11,326	11,221	11,230	11,158	11,173	11,080	11,027	10,926	10,883	10,888	10,826	10,922	10,849	10,764	10,630	10,566	10,482	10,537	10,492	10,538	10,484	10,343	10,194	10,199	10,224	10,201	10,169	10,206	10,232	10,185	10,052	10,119	9,997	9,989	9,892	9,937	10,070	10,178	10,113	10,161	10,136	10,223	10,365	10,416	10,476	10,496	10,501	10,544	10,567	10,581	10,557	10,571	10,567	10,552	10,574	10,605	10,608	10,599	10,593	10,605	10,598	10,600	10,583	10,564	10,546	10,516	10,466	10,370	10,282	10,281	10,293	10,278	10,298	10,200	10,209	10,165	10,075	10,067	10,004	9,996	9,969	9,885	9,850	9,843	9,871	9,829	9,840	9,842	9,801	9,821	9,798	9,810	9,857	9,852	9,864	9,859	9,889	9,858	9,844	9,848	9,826	9,804	9,799	9,787	9,776	9,775	9,849	9,863	9,851	9,865	9,871	9,798	9,804	9,801	9,790	9,779	9,708	9,727	9,750	9,772
C000018241
Account Value [Line Items]
Line Graph and Table Measure Name	Class C
Account Value	$ 10,928	10,907	10,806	10,815	10,745	10,760	10,670	10,619	10,522	10,480	10,485	10,425	10,518	10,447	10,366	10,237	10,175	10,094	10,147	10,104	10,148	10,096	9,961	9,817	9,822	9,853	9,836	9,821	9,863	9,895	9,846	9,723	9,803	9,683	9,681	9,592	9,643	9,787	9,890	9,833	9,885	9,867	9,958	10,111	10,157	10,228	10,251	10,260	10,305	10,341	10,368	10,350	10,368	10,368	10,359	10,386	10,431	10,431	10,428	10,428	10,446	10,454	10,462	10,453	10,440	10,428	10,405	10,362	10,273	10,192	10,198	10,216	10,207	10,233	10,142	10,159	10,121	10,038	10,035	9,979	9,977	9,948	9,879	9,850	9,849	9,883	9,847	9,864	9,873	9,838	9,864	9,847	9,865	9,919	9,919	9,938	9,940	9,976	9,951	9,943	9,953	9,937	9,922	9,923	9,916	9,902	9,917	9,997	10,018	10,012	10,033	10,045	9,977	9,989	9,992	9,987	9,982	9,916	9,942	9,971	10,000
C000182250
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 11,938	11,901	11,788	11,795	11,716	11,729	11,629	11,571	11,462	11,414	11,416	11,348	11,456	11,366	11,275	11,132	11,062	10,971	11,026	10,977	11,021	10,963	10,813	10,655	10,657	10,681	10,653	10,618	10,663	10,678	10,626	10,485	10,562	10,423	10,411	10,298	10,352	10,488	10,598	10,527	10,574	10,545	10,633	10,788	10,829	10,888	10,905	10,909	10,950	10,981	10,992	10,955	10,976	10,959	10,940	10,960	10,989	10,990	10,977	10,968	10,977	10,967	10,966	10,955	10,923	10,901	10,876	10,812	10,710	10,625	10,622	10,622	10,603	10,621	10,526	10,533	10,475	10,380	10,368	10,301	10,290	10,259	10,170	10,131	10,121	10,147	10,101	10,109	10,109	10,063	10,090	10,054	10,064	10,110	10,101	10,111	10,112	10,131	10,096	10,079	10,089	10,055	10,030	10,014
C000018242
Account Value [Line Items]
Line Graph and Table Measure Name	Class Y
Account Value	$ 11,906	11,869	11,768	11,775	11,686	11,700	11,600	11,553	11,445	11,387	11,390	11,333	11,431	11,342	11,251	11,119	11,040	10,950	11,015	10,956	11,001	10,953	10,794	10,636	10,639	10,673	10,636	10,611	10,647	10,672	10,620	10,470	10,548	10,410	10,398	10,295	10,350	10,486	10,586	10,526	10,573	10,535	10,624	10,779	10,821	10,890	10,908	10,902	10,943	10,975	10,986	10,960	10,972	10,955	10,947	10,968	10,998	10,999	10,978	10,969	10,979	10,979	10,979	10,959	10,937	10,907	10,883	10,829	10,718	10,635	10,632	10,642	10,624	10,642	10,539	10,547	10,489	10,404	10,384	10,317	10,316	10,277	10,198	10,150	10,150	10,167	10,131	10,140	10,131	10,096	10,114	10,088	10,090	10,136	10,128	10,148	10,141	10,160	10,126	10,118	10,120	10,096	10,063	10,055	10,041	10,027	10,033	10,106	10,119	10,105	10,116	10,120	10,044	10,047	10,042	10,020	10,007	9,933	9,958	9,971	10,000
C000125486
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 26,933	26,775	25,569	25,481	24,363	23,025	23,289	25,322	27,065	26,106	28,115	24,928	25,684	25,565	25,387	24,129	24,265	22,888	24,214	23,874	22,149	22,676	20,900	19,504	20,950	22,171	22,504	22,105	20,426	21,091	21,133	21,706	21,822	20,235	21,181	20,350	18,744	20,076	20,649	18,672	19,818	20,487	22,755	22,827	22,763	26,224	25,495	26,692	24,890	25,851	25,892	25,508	24,984	25,663	24,500	25,320	24,170	23,800	21,878	19,373	19,049	19,597	18,718	17,541	16,953	15,412	13,455	16,662	17,911	17,726	17,352	16,519	16,130	16,775	17,243	17,024	15,857	16,683	16,118	16,288	15,376	13,996	15,927	15,535	17,300	17,556	16,216	15,971	15,878	14,680	14,582	14,440	14,647	13,912	14,021	13,726	13,315	12,714	12,622	12,516	12,123	12,167	11,847	11,659	11,242	10,952	10,986	10,143	10,705	10,656	10,598	10,138	10,129	9,906	9,858	9,170	9,436	10,347	10,822	10,395	10,000
C000018249
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 26,630	26,461	25,280	25,192	24,091	22,767	23,034	25,041	26,772	25,822	27,814	24,669	25,415	25,303	25,132	23,881	24,018	22,656	23,975	23,641	21,936	22,459	20,703	19,321	20,761	21,967	22,302	21,909	20,250	20,904	20,945	21,523	21,632	20,066	21,003	20,182	18,597	19,914	20,483	18,524	19,662	20,336	22,580	22,661	22,596	26,034	25,308	26,504	24,720	25,673	25,713	25,335	24,814	25,497	24,341	25,159	24,017	23,652	21,748	19,257	18,938	19,483	18,606	17,443	16,859	15,331	13,378	16,573	17,815	17,636	17,267	16,437	16,052	16,699	17,163	16,949	15,790	16,614	16,052	16,223	15,314	13,940	15,867	15,479	17,238	17,495	16,162	15,922	15,829	14,638	14,539	14,397	14,605	13,878	13,983	13,697	13,284	12,687	12,595	12,493	12,100	12,148	11,828	11,639	11,226	10,940	10,969	10,134	10,692	10,644	10,590	10,129	10,124	9,901	9,848	9,163	9,430	10,348	10,819	10,396	10,000
C000018250
Account Value [Line Items]
Line Graph and Table Measure Name	Retail Class
Account Value	$ 25,964	25,812	24,657	24,586	23,512	22,226	22,489	24,454	26,146	25,224	27,182	24,111	24,840	24,733	24,577	23,363	23,499	22,167	23,470	23,139	21,477	22,002	20,282	18,929	20,339	21,532	21,863	21,484	19,856	20,509	20,547	21,115	21,238	19,705	20,631	19,826	18,271	19,561	20,128	18,207	19,332	20,000	22,213	22,295	22,231	25,624	24,915	26,096	24,343	25,294	25,338	24,967	24,462	25,138	24,002	24,811	23,698	23,341	21,457	19,010	18,697	19,243	18,384	17,233	16,657	15,150	13,227	16,388	17,619	17,451	17,083	16,267	15,889	16,532	16,997	16,784	15,643	16,466	15,909	16,081	15,186	13,826	15,734	15,358	17,104	17,363	16,040	15,811	15,722	14,540	14,446	14,305	14,517	13,794	13,906	13,621	13,213	12,623	12,535	12,436	12,043	12,095	11,779	11,598	11,189	10,899	10,935	10,102	10,661	10,615	10,563	10,107	10,102	9,885	9,833	9,155	9,419	10,335	10,812	10,392	10,000
C000216341
Account Value [Line Items]
Line Graph and Table Measure Name	Class N
Account Value	$ 16,526	16,114	15,748	15,805	14,901	14,363	14,569	15,645	16,400	15,656	16,732	15,313	15,507	15,553	15,107	14,626	14,580	13,859	14,489	14,203	13,184	13,299	12,417	11,536	12,326	13,024	13,482	13,150	12,097	12,703	12,944	13,127	13,470	12,463	13,218	12,806	11,845	12,921	13,344	12,062	12,967	13,230	14,603	14,775	14,809	17,087	16,537	16,942	15,881	16,422	16,006	15,735	15,215	15,642	14,778	15,111	14,507	14,549	13,697	12,394	12,208	12,446	11,888	11,092	10,875	9,862	8,642	10,286	11,082	11,051	10,890	10,364
C000157445
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 27,011	26,337	25,738	25,831	24,353	23,454	23,810	25,569	26,786	25,588	27,348	25,027	25,345	25,420	24,690	23,903	23,847	22,649	23,679	23,211	21,545	21,732	20,310	18,868	20,141	21,283	22,032	21,508	19,767	20,759	21,152	21,451	22,013	20,366	21,601	20,927	19,355	21,114	21,807	19,729	21,189	21,620	23,866	24,147	24,203	27,928	27,028	27,692	25,956	26,841	26,160	25,718	24,867	25,565	24,152	24,697	23,709	23,777	22,384	20,271	19,967	20,355	19,442	18,141	17,786	16,129	14,117	16,822	18,124	18,073	17,794	16,950	16,586	17,115	17,545	17,297	16,256	16,768	16,123	15,925	14,850	13,676	15,320	15,298	17,147	17,202	16,217	15,973	15,697	14,999	15,021	14,866	15,221	14,590	14,523	14,080	13,627	13,051	12,996	12,675	12,520	12,287	11,900	11,711	11,357	11,069	11,017	10,243	10,751	10,740	10,696	10,431	10,398	10,077	10,022	9,370	9,503	10,320	10,619	10,420	10,000
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 30,811	29,734	29,017	28,629	27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678	25,042	24,644	24,108	23,167	23,957	23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723	19,443	18,862	19,418	18,119	18,862	17,504	16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436	19,580	19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489	14,582	14,519	14,406	13,984	14,060	14,042	13,910	14,214	14,837	14,045	13,822	13,559	13,283	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683	10,528	9,802	9,869	10,503	10,696	10,785	10,000
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 30,811	29,734	29,017	28,629	27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678	25,042	24,644	24,108	23,167	23,957	23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723	19,443	18,862	19,418	18,119	18,862	17,504	16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436	19,580	19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489	14,582	14,519	14,406	13,984	14,060	14,042	13,910	14,214	14,837	14,045	13,822	13,559	13,283	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683	10,528	9,802	9,869	10,503	10,696	10,785	10,000
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 26,446	25,521	24,906	24,573	23,517	22,239	22,033	22,940	23,079	22,329	22,870	22,046	22,552	22,040	21,494	21,153	20,692	19,885	20,563	19,937	19,117	19,005	18,134	16,602	17,117	17,855	18,368	17,720	16,747	16,928	16,689	16,189	16,667	15,552	16,189	15,024	14,169	15,669	16,268	15,206	16,606	16,586	18,030	17,647	18,115	19,051	18,318	18,770	17,859	18,628	18,173	18,049	17,814	17,541	16,806	16,369	15,999	16,072	15,359	13,673	14,014	14,481	13,646	12,960	12,559	12,035	10,871	12,568	13,672	13,824	13,354	13,036	12,689	12,427	12,729	12,692	11,912	12,663	12,250	12,097	11,782	10,920	11,747	11,578	12,516	12,462	12,365	12,003	12,068	12,053	11,939	12,200	12,735	12,055	11,864	11,638	11,402	11,186	11,143	10,840	10,791	10,558	10,396	10,270
Natixis Index: MSCI All Country World Index (Net)
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI All Country World Index (Net)
Account Value	$ 30,811	29,734	29,017	28,629	27,399	25,909	25,670	26,726	26,888	26,015	26,645	25,685	26,274	25,678	25,042	24,644	24,108	23,167	23,957	23,228	22,272	22,142	21,127	19,342	19,942	20,802	21,400	20,644	19,511	19,723	19,443	18,862	19,418	18,119	18,862	17,504	16,508	18,255	18,953	17,716	19,347	19,324	21,005	20,560	21,105	22,195	21,342	21,868	20,806	21,703	21,173	21,028	20,754	20,436	19,580	19,071	18,639	18,724	17,894	15,930	16,327	16,871	15,898	15,099	14,632	14,022	12,665	14,642	15,928	16,106	15,558	15,188	14,783	14,478	14,830	14,787	13,878	14,753	14,271	14,094	13,727	12,722	13,686	13,489	14,582	14,519	14,406	13,984	14,060	14,042	13,910	14,214	14,837	14,045	13,822	13,559	13,283	13,032	12,982	12,629	12,572	12,300	12,112	11,965	11,639	11,329	11,089	11,006	11,196	11,128	11,090	10,632	10,697	10,683	10,528	9,802	9,869	10,503	10,696	10,785	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988	14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988	14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988	14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844	10,000
NATIXIS INDEX: S&P 500® Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 41,530	40,067	39,271	38,409	36,550	34,386	34,621	36,688	37,173	36,166	37,049	34,995	35,315	34,577	33,758	33,352	32,196	30,675	31,982	30,985	29,414	28,928	27,671	25,355	25,900	27,197	27,637	26,776	25,117	25,008	24,624	23,752	24,346	22,907	24,307	23,020	21,296	23,457	24,454	22,389	24,404	24,359	26,686	25,731	26,525	27,973	26,773	26,960	25,194	26,423	25,644	25,049	24,477	24,307	23,076	22,108	21,514	21,734	20,929	18,864	19,380	20,145	18,794	17,791	17,444	16,651	14,759	16,839	18,349	18,356	17,819	17,195	16,830	16,521	16,787	16,549	15,459	16,508	15,866	15,564	15,079	13,961	15,346	15,040	16,143	16,052	15,545	14,988	14,896	14,546	14,490	14,868	15,437	14,601	14,440	14,011	13,691	13,414	13,373	13,104	13,023	12,842	12,711	12,697	12,212	11,984	11,752	11,332	11,543	11,541	11,525	11,115	11,086	10,891	10,849	10,159	10,173	10,704	10,876	10,844	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,747	11,620	11,483	11,513	11,339	11,421	11,376	11,372	11,127	11,068	11,252	11,135	11,418	11,267	11,107	10,854	10,752	10,573	10,847	10,747	10,901	10,931	10,528	10,072	10,234	10,501	10,568	10,576	10,613	10,730	10,666	10,401	10,677	10,359	10,406	10,037	10,168	10,627	10,936	10,676	10,846	10,776	11,201	11,521	11,651	11,908	11,939	11,903	11,907	12,011	12,033	11,900	11,817	11,779	11,687	11,834	12,008	12,094	12,078	11,960	12,014	12,021	12,119	11,940	11,865	11,810	11,604	11,673	11,466	11,250	11,258	11,264	11,230	11,290	11,005	10,981	10,844	10,655	10,653	10,452	10,458	10,348	10,161	10,101	10,181	10,247	10,182	10,180	10,192	10,120	10,196	10,131	10,228	10,347	10,300	10,313	10,307	10,356	10,264	10,220	10,230	10,152	10,074	10,080
Natixis Index: Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Account Value	$ 11,998	11,868	11,728	11,759	11,581	11,664	11,619	11,614	11,364	11,304	11,493	11,372	11,661	11,507	11,344	11,085	10,981	10,798	11,078	10,977	11,134	11,165	10,753	10,287	10,452	10,725	10,794	10,801	10,840	10,959	10,893	10,623	10,905	10,580	10,628	10,251	10,385	10,854	11,170	10,904	11,077	11,006	11,441	11,767	11,900	12,162	12,193	12,157	12,161	12,267	12,290	12,155	12,070	12,030	11,936	12,087	12,264	12,353	12,336	12,216	12,271	12,277	12,377	12,195	12,119	12,063	11,852	11,922	11,711	11,490	11,498	11,504	11,470	11,531	11,240	11,215	11,076	10,883	10,880	10,675	10,681	10,569	10,378	10,317	10,399	10,466	10,399	10,397	10,410	10,336	10,413	10,347	10,446	10,568	10,519	10,533	10,527	10,577	10,483	10,438	10,449	10,369	10,290	10,295	10,226	10,206	10,192	10,439	10,519	10,525	10,537	10,471	10,286	10,284	10,244	10,151	10,080	9,943	9,975	10,002	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 24,199	23,392	22,863	22,370	21,289	20,020	20,155	21,403	21,822	21,154	21,821	20,460	20,611	20,193	19,763	19,402	18,820	17,971	18,798	18,210	17,275	17,086	16,225	14,841	15,246	16,008	16,323	15,758	14,751	14,694	14,539	14,160	14,499	13,565	14,409	13,694	12,656	13,949	14,490	13,247	14,457	14,476	15,903	15,404	15,802	16,790	16,154	16,403	15,364	16,086	15,640	15,380	15,010	14,942	14,209	13,717	13,302	13,361	12,786	11,399	11,651	12,091	11,274	10,668	10,430	9,900	8,743	10,136	11,040	11,052	10,742	10,349
NATIXIS INDEX: Russell 3000® Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Account Value	$ 39,447	38,131	37,269	36,466	34,703	32,634	32,854	34,890	35,571	34,483	35,570	33,351	33,598	32,917	32,216	31,628	30,678	29,294	30,642	29,685	28,160	27,852	26,449	24,193	24,852	26,095	26,608	25,688	24,046	23,952	23,700	23,083	23,635	22,112	23,487	22,322	20,630	22,739	23,621	21,595	23,566	23,598	25,924	25,110	25,759	27,369	26,332	26,739	25,045	26,222	25,495	25,071	24,467	24,356	23,162	22,361	21,683	21,780	20,842	18,582	18,992	19,709	18,378	17,390	17,002	16,139	14,251	16,523	17,997	18,017	17,511	16,870	16,514	16,229	16,567	16,325	15,253	16,309	15,682	15,457	14,931	13,751	15,162	14,865	16,046	16,020	15,476	14,979	14,882	14,473	14,418	14,714	15,277	14,512	14,368	13,945	13,647	13,322	13,296	13,050	12,934	12,803	12,668	12,660	12,206	11,980	11,751	11,248	11,496	11,478	11,449	11,012	10,990	10,796	10,730	10,024	10,027	10,627	10,850	10,790	10,000
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value	$ 20,968	20,469	20,056	20,012	19,344	18,725	18,406	18,805	18,766	18,354	18,782	18,345	18,852	18,469	18,024	17,658	17,415	16,914	17,435	17,076	16,729	16,763	16,034	14,908	15,256	15,834	16,194	15,803	15,272	15,492	15,333	14,870	15,338	14,522	14,841	13,930	13,479	14,619	15,195	14,466	15,445	15,418	16,577	16,563	16,906	17,568	17,165	17,437	16,935	17,493	17,263	17,101	17,026	16,806	16,296	16,162	16,049	16,150	15,631	14,456	14,665	14,976	14,454	13,838	13,531	13,164	12,279	13,492	14,140	14,161	13,837	13,678	13,422	13,308	13,389	13,381	12,766	13,163	12,917	12,757	12,584	11,945	12,368	12,245	12,882	12,892	12,827	12,607	12,671	12,700	12,708	12,818	13,198	12,707	12,568	12,369	12,235	12,138	12,063	11,786	11,758	11,534	11,376	11,286	11,079	10,852	10,733	10,856	11,092	11,027	11,026	10,717	10,631	10,680	10,531	9,979	9,932	10,268	10,358	10,479	10,000
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value	$ 20,968	20,469	20,056	20,012	19,344	18,725	18,406	18,805	18,766	18,354	18,782	18,345	18,852	18,469	18,024	17,658	17,415	16,914	17,435	17,076	16,729	16,763	16,034	14,908	15,256	15,834	16,194	15,803	15,272	15,492	15,333	14,870	15,338	14,522	14,841	13,930	13,479	14,619	15,195	14,466	15,445	15,418	16,577	16,563	16,906	17,568	17,165	17,437	16,935	17,493	17,263	17,101	17,026	16,806	16,296	16,162	16,049	16,150	15,631	14,456	14,665	14,976	14,454	13,838	13,531	13,164	12,279	13,492	14,140	14,161	13,837	13,678	13,422	13,308	13,389	13,381	12,766	13,163	12,917	12,757	12,584	11,945	12,368	12,245	12,882	12,892	12,827	12,607	12,671	12,700	12,708	12,818	13,198	12,707	12,568	12,369	12,235	12,138	12,063	11,786	11,758	11,534	11,376	11,286	11,079	10,852	10,733	10,856	11,092	11,027	11,026	10,717	10,631	10,680	10,531	9,979	9,932	10,268	10,358	10,479	10,000
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value	$ 18,944	18,493	18,120	18,080	17,477	16,917	16,629	16,990	16,954	16,582	16,969	16,574	17,032	16,686	16,284	15,953	15,734	15,281	15,752	15,428	15,114	15,145	14,486	13,469	13,783	14,306	14,631	14,278	13,797	13,997	13,853	13,435	13,857	13,121	13,408	12,585	12,178	13,208	13,728	13,069	13,954	13,929	14,977	14,964	15,274	15,872	15,508	15,754	15,300	15,804	15,596	15,450	15,383	15,184	14,723	14,602	14,500	14,591	14,122	13,061	13,249	13,530	13,059	12,502	12,225	11,893	11,093	12,190	12,775	12,794	12,501	12,357	12,126	12,023	12,097	12,089	11,534	11,892	11,670	11,525	11,369	10,792	11,174	11,063	11,638	11,648	11,588	11,390	11,447	11,474	11,481	11,581	11,924	11,480	11,355	11,175	11,054	10,967	10,898	10,648	10,623	10,420	10,278	10,197
NATIXIS INDEX: 60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	60% MSCI All Country World Index (Net)/40% Bloomberg Global Aggregate Bond Index
Account Value	$ 20,968	20,469	20,056	20,012	19,344	18,725	18,406	18,805	18,766	18,354	18,782	18,345	18,852	18,469	18,024	17,658	17,415	16,914	17,435	17,076	16,729	16,763	16,034	14,908	15,256	15,834	16,194	15,803	15,272	15,492	15,333	14,870	15,338	14,522	14,841	13,930	13,479	14,619	15,195	14,466	15,445	15,418	16,577	16,563	16,906	17,568	17,165	17,437	16,935	17,493	17,263	17,101	17,026	16,806	16,296	16,162	16,049	16,150	15,631	14,456	14,665	14,976	14,454	13,838	13,531	13,164	12,279	13,492	14,140	14,161	13,837	13,678	13,422	13,308	13,389	13,381	12,766	13,163	12,917	12,757	12,584	11,945	12,368	12,245	12,882	12,892	12,827	12,607	12,671	12,700	12,708	12,818	13,198	12,707	12,568	12,369	12,235	12,138	12,063	11,786	11,758	11,534	11,376	11,286	11,079	10,852	10,733	10,856	11,092	11,027	11,026	10,717	10,631	10,680	10,531	9,979	9,932	10,268	10,358	10,479	10,000
NATIXIS INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 56,146	53,314	52,724	50,806	47,761	43,879	43,115	47,081	48,836	47,888	47,469	44,578	44,726	43,494	42,606	43,344	40,606	38,312	40,009	39,317	36,806	35,910	34,387	31,007	31,455	33,264	33,566	32,472	30,393	29,068	28,784	26,943	27,266	25,169	27,255	26,067	24,628	27,280	28,613	25,547	27,744	28,405	32,306	31,090	32,469	35,517	34,782	34,571	31,815	33,702	32,488	31,451	29,595	30,010	28,098	27,623	27,630	27,836	26,612	24,140	24,989	26,222	23,770	22,071	21,150	19,820	17,265	19,149	20,548	20,099	19,510	18,682	18,169	18,167	18,307	17,903	16,752	17,882	17,109	16,636	16,061	14,736	16,123	15,953	17,520	17,423	16,519	16,048	15,895	15,228	15,175	15,603	16,023	14,963	14,847	14,410	13,872	13,694	13,447	13,099	13,134	12,801	12,515	12,372	11,878	11,491	11,351	11,109	11,376	11,335	11,391	10,878	10,921	10,713	10,811	10,128	10,133	10,732	10,892	10,861	10,000
NATIXIS INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 56,146	53,314	52,724	50,806	47,761	43,879	43,115	47,081	48,836	47,888	47,469	44,578	44,726	43,494	42,606	43,344	40,606	38,312	40,009	39,317	36,806	35,910	34,387	31,007	31,455	33,264	33,566	32,472	30,393	29,068	28,784	26,943	27,266	25,169	27,255	26,067	24,628	27,280	28,613	25,547	27,744	28,405	32,306	31,090	32,469	35,517	34,782	34,571	31,815	33,702	32,488	31,451	29,595	30,010	28,098	27,623	27,630	27,836	26,612	24,140	24,989	26,222	23,770	22,071	21,150	19,820	17,265	19,149	20,548	20,099	19,510	18,682	18,169	18,167	18,307	17,903	16,752	17,882	17,109	16,636	16,061	14,736	16,123	15,953	17,520	17,423	16,519	16,048	15,895	15,228	15,175	15,603	16,023	14,963	14,847	14,410	13,872	13,694	13,447	13,099	13,134	12,801	12,515	12,372	11,878	11,491	11,351	11,109	11,376	11,335	11,391	10,878	10,921	10,713	10,811	10,128	10,133	10,732	10,892	10,861	10,000
NATIXIS INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 56,146	53,314	52,724	50,806	47,761	43,879	43,115	47,081	48,836	47,888	47,469	44,578	44,726	43,494	42,606	43,344	40,606	38,312	40,009	39,317	36,806	35,910	34,387	31,007	31,455	33,264	33,566	32,472	30,393	29,068	28,784	26,943	27,266	25,169	27,255	26,067	24,628	27,280	28,613	25,547	27,744	28,405	32,306	31,090	32,469	35,517	34,782	34,571	31,815	33,702	32,488	31,451	29,595	30,010	28,098	27,623	27,630	27,836	26,612	24,140	24,989	26,222	23,770	22,071	21,150	19,820	17,265	19,149	20,548	20,099	19,510	18,682	18,169	18,167	18,307	17,903	16,752	17,882	17,109	16,636	16,061	14,736	16,123	15,953	17,520	17,423	16,519	16,048	15,895	15,228	15,175	15,603	16,023	14,963	14,847	14,410	13,872	13,694	13,447	13,099	13,134	12,801	12,515	12,372	11,878	11,491	11,351	11,109	11,376	11,335	11,391	10,878	10,921	10,713	10,811	10,128	10,133	10,732	10,892	10,861	10,000
NATIXIS INDEX: Russell 1000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 56,146	53,314	52,724	50,806	47,761	43,879	43,115	47,081	48,836	47,888	47,469	44,578	44,726	43,494	42,606	43,344	40,606	38,312	40,009	39,317	36,806	35,910	34,387	31,007	31,455	33,264	33,566	32,472	30,393	29,068	28,784	26,943	27,266	25,169	27,255	26,067	24,628	27,280	28,613	25,547	27,744	28,405	32,306	31,090	32,469	35,517	34,782	34,571	31,815	33,702	32,488	31,451	29,595	30,010	28,098	27,623	27,630	27,836	26,612	24,140	24,989	26,222	23,770	22,071	21,150	19,820	17,265	19,149	20,548	20,099	19,510	18,682	18,169	18,167	18,307	17,903	16,752	17,882	17,109	16,636	16,061	14,736	16,123	15,953	17,520	17,423	16,519	16,048	15,895	15,228	15,175	15,603	16,023	14,963	14,847	14,410	13,872	13,694	13,447	13,099	13,134	12,801	12,515	12,372	11,878	11,491	11,351	11,109	11,376	11,335	11,391	10,878	10,921	10,713	10,811	10,128	10,133	10,732	10,892	10,861	10,000
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Account Value	$ 11,762	11,735	11,611	11,630	11,543	11,587	11,471	11,411	11,298	11,242	11,252	11,210	11,334	11,235	11,125	10,960	10,883	10,786	10,877	10,833	10,915	10,881	10,715	10,555	10,545	10,584	10,555	10,525	10,606	10,663	10,618	10,408	10,539	10,424	10,421	10,307	10,328	10,503	10,648	10,565	10,635	10,565	10,655	10,869	10,922	11,026	11,052	11,052	11,108	11,141	11,149	11,105	11,134	11,113	11,094	11,118	11,155	11,158	11,150	11,142	11,156	11,153	11,160	11,141	11,133	11,116	11,096	10,919	10,790	10,694	10,679	10,691	10,658	10,684	10,558	10,577	10,508	10,401	10,385	10,296	10,293	10,259	10,146	10,097	10,084	10,112	10,069	10,078	10,079	10,030	10,066	10,034	10,047	10,105	10,106	10,136	10,146	10,180	10,144	10,117	10,132	10,108	10,075	10,070	10,055	10,036	10,035	10,131	10,152	10,134	10,165	10,169	10,073	10,088	10,088	10,065	10,041	9,935	9,950	9,979	10,000
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Account Value	$ 11,762	11,735	11,611	11,630	11,543	11,587	11,471	11,411	11,298	11,242	11,252	11,210	11,334	11,235	11,125	10,960	10,883	10,786	10,877	10,833	10,915	10,881	10,715	10,555	10,545	10,584	10,555	10,525	10,606	10,663	10,618	10,408	10,539	10,424	10,421	10,307	10,328	10,503	10,648	10,565	10,635	10,565	10,655	10,869	10,922	11,026	11,052	11,052	11,108	11,141	11,149	11,105	11,134	11,113	11,094	11,118	11,155	11,158	11,150	11,142	11,156	11,153	11,160	11,141	11,133	11,116	11,096	10,919	10,790	10,694	10,679	10,691	10,658	10,684	10,558	10,577	10,508	10,401	10,385	10,296	10,293	10,259	10,146	10,097	10,084	10,112	10,069	10,078	10,079	10,030	10,066	10,034	10,047	10,105	10,106	10,136	10,146	10,180	10,144	10,117	10,132	10,108	10,075	10,070	10,055	10,036	10,035	10,131	10,152	10,134	10,165	10,169	10,073	10,088	10,088	10,065	10,041	9,935	9,950	9,979	10,000
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Account Value	$ 11,702	11,675	11,552	11,570	11,484	11,527	11,412	11,352	11,240	11,184	11,195	11,153	11,276	11,178	11,068	10,904	10,828	10,730	10,821	10,778	10,859	10,825	10,660	10,501	10,490	10,529	10,501	10,471	10,552	10,608	10,563	10,354	10,485	10,371	10,368	10,254	10,275	10,449	10,593	10,510	10,580	10,511	10,601	10,813	10,866	10,970	10,996	10,995	11,052	11,083	11,092	11,048	11,077	11,056	11,037	11,061	11,098	11,101	11,093	11,085	11,099	11,096	11,102	11,084	11,076	11,059	11,039	10,863	10,734	10,639	10,624	10,637	10,603	10,629	10,504	10,522	10,454	10,348	10,332	10,243	10,240	10,207	10,094	10,045	10,033	10,061	10,017	10,027	10,028	9,979	10,014	9,982	9,996	10,053	10,055	10,084	10,094	10,128	10,092	10,065	10,080	10,056	10,024	10,018
NATIXIS INDEX: Bloomberg U.S. 1-5 Year Government Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. 1-5 Year Government Bond Index
Account Value	$ 11,762	11,735	11,611	11,630	11,543	11,587	11,471	11,411	11,298	11,242	11,252	11,210	11,334	11,235	11,125	10,960	10,883	10,786	10,877	10,833	10,915	10,881	10,715	10,555	10,545	10,584	10,555	10,525	10,606	10,663	10,618	10,408	10,539	10,424	10,421	10,307	10,328	10,503	10,648	10,565	10,635	10,565	10,655	10,869	10,922	11,026	11,052	11,052	11,108	11,141	11,149	11,105	11,134	11,113	11,094	11,118	11,155	11,158	11,150	11,142	11,156	11,153	11,160	11,141	11,133	11,116	11,096	10,919	10,790	10,694	10,679	10,691	10,658	10,684	10,558	10,577	10,508	10,401	10,385	10,296	10,293	10,259	10,146	10,097	10,084	10,112	10,069	10,078	10,079	10,030	10,066	10,034	10,047	10,105	10,106	10,136	10,146	10,180	10,144	10,117	10,132	10,108	10,075	10,070	10,055	10,036	10,035	10,131	10,152	10,134	10,165	10,169	10,073	10,088	10,088	10,065	10,041	9,935	9,950	9,979	10,000
NATIXIS INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 25,714	24,689	23,310	22,920	21,645	20,339	20,470	22,150	23,758	23,030	25,084	22,344	22,644	22,347	22,598	20,888	20,923	19,859	21,516	20,930	19,358	19,999	17,861	16,370	17,738	18,991	20,034	19,139	17,674	17,670	17,878	18,330	18,531	16,855	18,011	17,722	16,186	17,786	17,955	16,147	17,212	17,544	19,997	19,906	19,820	22,887	22,786	23,956	22,885	23,797	23,372	24,256	23,169	23,850	23,341	24,099	23,329	22,256	20,354	17,303	17,172	17,548	16,576	16,025	15,432	14,100	12,272	15,169	16,349	16,531	16,161	15,262	14,840	14,963	15,638	15,486	14,379	15,531	15,072	15,279	14,352	12,866	14,569	14,344	16,422	16,816	15,830	15,563	15,442	14,527	14,513	14,320	14,740	14,187	14,170	13,775	13,565	12,864	12,879	12,771	12,346	12,459	12,234	12,091	11,801	11,613	11,456	10,516	11,212	11,053	10,937	10,266	10,313	10,043	9,943	9,236	9,302	10,432	10,954	10,567	10,000
NATIXIS INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 25,714	24,689	23,310	22,920	21,645	20,339	20,470	22,150	23,758	23,030	25,084	22,344	22,644	22,347	22,598	20,888	20,923	19,859	21,516	20,930	19,358	19,999	17,861	16,370	17,738	18,991	20,034	19,139	17,674	17,670	17,878	18,330	18,531	16,855	18,011	17,722	16,186	17,786	17,955	16,147	17,212	17,544	19,997	19,906	19,820	22,887	22,786	23,956	22,885	23,797	23,372	24,256	23,169	23,850	23,341	24,099	23,329	22,256	20,354	17,303	17,172	17,548	16,576	16,025	15,432	14,100	12,272	15,169	16,349	16,531	16,161	15,262	14,840	14,963	15,638	15,486	14,379	15,531	15,072	15,279	14,352	12,866	14,569	14,344	16,422	16,816	15,830	15,563	15,442	14,527	14,513	14,320	14,740	14,187	14,170	13,775	13,565	12,864	12,879	12,771	12,346	12,459	12,234	12,091	11,801	11,613	11,456	10,516	11,212	11,053	10,937	10,266	10,313	10,043	9,943	9,236	9,302	10,432	10,954	10,567	10,000
NATIXIS INDEX: Russell 2000® Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Account Value	$ 25,714	24,689	23,310	22,920	21,645	20,339	20,470	22,150	23,758	23,030	25,084	22,344	22,644	22,347	22,598	20,888	20,923	19,859	21,516	20,930	19,358	19,999	17,861	16,370	17,738	18,991	20,034	19,139	17,674	17,670	17,878	18,330	18,531	16,855	18,011	17,722	16,186	17,786	17,955	16,147	17,212	17,544	19,997	19,906	19,820	22,887	22,786	23,956	22,885	23,797	23,372	24,256	23,169	23,850	23,341	24,099	23,329	22,256	20,354	17,303	17,172	17,548	16,576	16,025	15,432	14,100	12,272	15,169	16,349	16,531	16,161	15,262	14,840	14,963	15,638	15,486	14,379	15,531	15,072	15,279	14,352	12,866	14,569	14,344	16,422	16,816	15,830	15,563	15,442	14,527	14,513	14,320	14,740	14,187	14,170	13,775	13,565	12,864	12,879	12,771	12,346	12,459	12,234	12,091	11,801	11,613	11,456	10,516	11,212	11,053	10,937	10,266	10,313	10,043	9,943	9,236	9,302	10,432	10,954	10,567	10,000
NATIXIS INDEX: Russell 2500™ Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Account Value	$ 18,226	17,729	16,845	16,459	15,704	14,739	14,787	16,065	17,211	16,577	18,064	16,144	16,184	15,924	16,048	15,127	15,208	14,616	15,792	15,378	14,225	14,554	13,095	12,029	12,926	13,754	14,338	13,875	12,860	12,874	13,038	13,250	13,462	12,238	13,012	12,636	11,686	12,788	13,035	11,700	12,570	12,883	14,544	14,440	14,397	16,584	16,504	17,400	16,552	17,206	16,786	17,157	16,284	16,749	16,181	16,739	16,229	15,788	14,537	12,689	12,541	12,638	12,094	11,466	11,059	10,014	8,630	10,489	11,252	11,240	11,136	10,426
NATIXIS INDEX: Russell 2500™ Growth Index
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 2500™ Growth Index
Account Value	$ 28,217	$ 27,448	$ 26,079	$ 25,482	$ 24,313	$ 22,818	$ 22,893	$ 24,872	$ 26,646	$ 25,664	$ 27,967	$ 24,993	$ 25,056	$ 24,653	$ 24,846	$ 23,419	$ 23,545	$ 22,628	$ 24,450	$ 23,807	$ 22,023	$ 22,533	$ 20,274	$ 18,623	$ 20,012	$ 21,295	$ 22,198	$ 21,481	$ 19,909	$ 19,931	$ 20,186	$ 20,513	$ 20,842	$ 18,946	$ 20,145	$ 19,563	$ 18,093	$ 19,798	$ 20,181	$ 18,115	$ 19,461	$ 19,946	$ 22,517	$ 22,356	$ 22,289	$ 25,676	$ 25,551	$ 26,939	$ 25,625	$ 26,639	$ 25,988	$ 26,563	$ 25,210	$ 25,931	$ 25,051	$ 25,915	$ 25,126	$ 24,443	$ 22,507	$ 19,645	$ 19,416	$ 19,567	$ 18,724	$ 17,752	$ 17,122	$ 15,503	$ 13,361	$ 16,238	$ 17,420	$ 17,401	$ 17,241	$ 16,142	$ 15,738	$ 16,039	$ 16,508	$ 16,255	$ 15,081	$ 16,154	$ 15,608	$ 15,647	$ 14,680	$ 13,118	$ 14,714	$ 14,442	$ 16,413	$ 16,656	$ 15,602	$ 15,315	$ 15,188	$ 14,421	$ 14,513	$ 14,396	$ 14,884	$ 14,176	$ 14,138	$ 13,687	$ 13,330	$ 12,794	$ 12,769	$ 12,602	$ 12,321	$ 12,315	$ 12,102	$ 12,014	$ 11,660	$ 11,390	$ 11,290	$ 10,522	$ 11,102	$ 11,070	$ 10,994	$ 10,377	$ 10,455	$ 10,201	$ 10,105	$ 9,382	$ 9,354	$ 10,381	$ 10,761	$ 10,523	$ 10,000